Subsequent event	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent event	Subsequent event
Normal course issuer bid
On January 30, 2026, the Company announced that its Board of Directors had approved a new NCIB, which allows for the repurchase of up to 24.0 million common shares between February 4, 2026 and February 3, 2027.